Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair Value Measurement
Impairment of long-term investments	¥ 278,900	$ 39,281	¥ 465,645	¥ 91,493